Financial Instruments (Details 3) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,275,756	$ 1,735,503
Business acquisition consideration payable	360,000	358,537
Interest payable		13,750
Unearned revenue	28,024
Income tax	311,032	$ 254,631
Year 1 [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	1,821,875
Lease liabilities	1,025,373
Debt	1,769,600
Business acquisition consideration payable	360,000
Interest payable
Unearned revenue	28,024
Income tax	311,032
Total	5,315,904
Years 2 To 3 [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Lease liabilities	969,344
Debt	839,222
Business acquisition consideration payable
Interest payable
Income tax
Total	1,808,566
Over 3 Years To 5 Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Lease liabilities	306,412
Debt
Business acquisition consideration payable
Interest payable
Income tax
Total	$ 306,412